UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

DRIVE SHACK INC.

Check the appropriate box to indicate the fi ling obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2020   to  December 31, 2020

Date of Report (Date of filing) February 16, 2020

Commission File Number of securitizer: 025-00542

Central Index Key Number of securitizer: 0001175483

Lawrence A. Goodfield, Jr., (516) 268-7460

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 16, 2021
DRIVE SHACK INC.

	By:	/s/ Lawrence A. Goodfield, Jr.
	Name:	Lawrence A. Goodfield, Jr.
	Title:	Chief Accounting Officer and Treasurer